Goodwill (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,301,439	$ 3,301,439
Goodwill carrying amount	$ 3,500,069	$ 3,670,323